Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 98,680,000.00
Total Fee Amount	13,627.71
Total Offset Amount	0.00
Net Fee	$ 13,627.71
Offering Table N/A
Offset Table N/A	N/A